Document and Entity Information	Sep. 11, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity File Number	001-42541
Entity Registrant Name	NewHold Investment Corp III
Entity Central Index Key	0002043699
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	32-0781832
Entity Address, Address Line One	110 West 40th St.
Entity Address, Address Line Two	Suite 802
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	646
Local Phone Number	655-8504
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	NHICU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	NHIC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	NHICW
Security Exchange Name	NASDAQ